ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 5 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

(in thousands)	December 31,
	2010	2011
Accrued interest	$244	$—
Accrued compensation and benefits	124	391
Accrued professional fees	31	16
Accrued freight	152	140
Accrued taxes	15	43
Other accrued liabilities	67	124
	$633	$714

Accrued interest represented amounts owed to Vicis Capital Master Fund (“Vicis” or “Investor”) on secured convertible promissory notes. See Note 6.